Financial risk management - Movements on provision for impairment (Details) - Trade receivables - Accumulated impairment - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Movements on the provision for impairment of trade receivables
Provision at beginning of year	£ 4,971	£ 13,150
Increase in provision recognized in profit or loss during the year	2,277	1,054
Unused amount reversed - cash received	(93)	(188)
Receivables written off during the year as uncollectible	(764)	(9,003)
Receivables offset against contract liabilities - deferred revenue	5,842	90
Foreign exchange gains/(losses) on retranslation recognized in profit or loss during the year	7	(132)
Provision at end of year	£ 12,240	£ 4,971